GuidePath Flexible Income Allocation Fund
Schedule of Investments
December 31, 2024 (Unaudited)

INVESTMENT COMPANIES - 97.8%	Shares	Value
Alternative Funds - 16.2%
JPMorgan Hedged Equity Fund - Select Shares - Class I	161,911	$5,362,480
JPMorgan Research Market Neutral Fund - Class I	213,275	3,329,217
Stone Ridge Diversified Alternatives Fund - Class I	2,475,166	26,410,019
Vanguard Market Neutral Fund - Class Institutional (c)	620,979	8,196,929
		43,298,645

Domestic Equity Funds - 1.3%
Goldman Sachs US Equity Dividend and Premium Fund - Class Institutional	98,865	1,680,708
JPMorgan Equity Premium Income ETF	29,083	1,673,145
		3,353,853

Domestic Fixed Income Funds - 65.8%
iShares Broad USD High Yield Corporate Bond ETF	565,193	20,793,450
iShares Convertible Bond ETF	162,545	13,811,449
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	118,954	12,709,045
JPMorgan Short Duration Core Plus Fund - Class I	945,751	8,748,199
PIMCO Short Asset Investment Fund - Class Institutional	405,793	4,037,642
Schwab U.S. TIPS ETF	635,451	16,413,699
SPDR Bloomberg High Yield Bond ETF (a)	188,761	18,021,013
SPDR Bloomberg Short Term High Yield Bond ETF (a)	212,338	5,361,535
SPDR Portfolio Short Term Treasury ETF	566,772	16,442,056
Vanguard High-Yield Corporate Fund - Class Admiral	7,093,629	38,447,467
Xtrackers USD High Yield Corporate Bond ETF (a)	576,319	20,793,590
		175,579,145

Emerging Markets Fixed Income Funds - 4.8%
Vanguard Emerging Markets Government Bond ETF	204,534	12,916,322

Opportunistic Fixed Income Funds - 9.7%
Eaton Vance Strategic Income Fund - Class I	721,296	4,746,128
JPMorgan Income Fund - Class I	1,387,488	11,779,772
JPMorgan Unconstrained Debt Fund - Class I	970,253	9,421,155
		25,947,055
TOTAL INVESTMENT COMPANIES (Cost $254,618,802)		261,095,020

SHORT-TERM INVESTMENTS - 15.6%		Value
Investments Purchased with Proceeds from Securities Lending - 13.6%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.51% (b)	36,252,109	36,252,109

Money Market Funds - 2.0%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.45% (b)	5,533,712	5,533,712
TOTAL SHORT-TERM INVESTMENTS (Cost $41,785,821)		41,785,821

TOTAL INVESTMENTS - 113.4% (Cost $296,404,623)		302,880,841
Liabilities in Excess of Other Assets - (13.4)%		(35,840,758)
TOTAL NET ASSETS - 100.0%		$267,040,083
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $35,424,352 which represented 13.3% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)
Certain GuidePath Funds invest in securities of underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to $3,312,311 or 1.24% of total net assets as of December 31, 2024.